Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstact]
Goodwill
20.
Goodwill

Net book value
Balance at December 31, 2022	67,260
Acquisitions through business combinations (note 5(a))	81,022
Impairment	(29,000)
Balance at December 31, 2023	119,282
Acquisitions through business combinations (note 5(c))	4,966
Balance at December 31, 2024	124,248

impairment test

The Company considers its groups of CGUs for impairment testing based on the interdependence of cash flows between different segments of the business, lowest level of cash flows within each segment and how management monitors operations. As such, the groups of CGUs are defined as Liquor retail, Cannabis retail, Cannabis operations – manufacturing and Cannabis operations - growing.

For the purpose of impairment testing, goodwill has been allocated as follows:

	December 31, 2024	December 31, 2023
Liquor retail	24,338	24,338
Cannabis retail	47,888	38,624
Cannabis retail franchise group	—	4,298
Cannabis operations - manufacturing	52,022	52,022
	124,248	119,282

On December 31, 2024 and December 31, 2023, the Company performed its annual goodwill impairment test in accordance with its policy described in note 3. For the impairment test performed at December 31, 2024, the Cannabis retail franchise group goodwill was included in the Cannabis retail CGU group after assessment of applicable CGU groups as a result of the Nova Transaction.

For the purpose of impairment testing at December 31, 2024, intangible assets with indefinite lives were allocated to the Company’s CGU groups as follows: (i) $6.0 million to the cannabis retail CGU group, (ii) $41.5 million to the liquor retail CGU group and (iii) $1.5 million to the cannabis operations – manufacturing CGU group.

The impairment test for the Company’s cannabis operations – manufacturing CGU groups used a fair value less costs of disposal model. The key assumptions used to calculate the fair value less cost of disposal are market revenue and

EBITDA multiples (where applicable) which are considered Level 2 fair value assumptions. The impairment test for the Company’s liquor retail and cannabis retail CGU groups used a value in use approach based on internal cash flow estimates at December 31, 2024, and a discount rate of 11.5% and 13.5% respectively. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGU group. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian liquor, spirits and adult-use cannabis industry market growth projections. A terminal value thereafter was applied.

The Company concluded that the recoverable amounts of the CGU groups exceeded their carrying amounts and, therefore, goodwill was not impaired.

For the purpose of impairment testing at December 31, 2023, intangible assets with indefinite lives were allocated to the Company’s CGUs as follows: (i) $2.7 million to the cannabis retail CGU, (ii) $18.3 million to the cannabis retail franchise group CGU, (iii) $38.3 million to the liquor retail CGU and (iv) $1.5 million to the cannabis operations – manufacturing CGU.

The impairment test for the Company’s cannabis retail, cannabis retail franchise group and cannabis operations – manufacturing CGUs used a fair value less costs of disposal model. The key assumptions used to calculate the fair value less costs of disposal are market revenue and EBITDA multiples (where applicable) which are considered Level 2 fair value assumptions as well as revenue and EBITDA one year forecasts which are considered to be Level 3 fair value assumptions. The impairment test for the Company’s liquor retail CGU used a value in use approach based on internal cash flow estimates at December 31, 2023, and a discount rate of 12.5%. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGU. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian liquor and spirits industry market growth projections. A terminal value thereafter was applied.

Based on the analysis, there was an impairment of the Company’s cannabis operations – manufacturing CGU of $29.0 million as at December 31, 2023 as the estimated recoverable amount for this CGU of $124.1 million was lower than the respective carrying amount. The impairment loss was fully allocated to goodwill and included in asset impairment. The impairment was recognized in the Company’s cannabis operations reportable segment. The Company concluded that the recoverable amount of the remaining CGUs exceeded their carrying amounts and, therefore, goodwill was not impaired.